Provisions for Other Liabilities and Charges - Summary of Analysis of Provisions (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Current	£ 20	£ 25
Non-current	145	55
Total	165	80
Deferred consideration [member]
Disclosure of other provisions [line items]
Current	6	5
Non-current	36	40
Total	42	45
Property [member]
Disclosure of other provisions [line items]
Current	2	1
Non-current	100	2
Total	102	3
Disposals and closures [member]
Disclosure of other provisions [line items]
Current	5	11
Total	5	11
Legal and other [member]
Disclosure of other provisions [line items]
Current	7	8
Non-current	9	13
Total	£ 16	£ 21